24. Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Details 1Abstract
Accrued expenses and deferred income	[1]	R$ 5,115,936	R$ 5,038,011	R$ 3,193,291
Transactions in transit	[2]	674,162	785,418	925,336
Provision for payment of variable remuneration		325,930	317,539	260,739
Liabilities for insurance contracts		1,987,577	1,901,801	1,797,167
Other	[3]	5,947,640	2,878,175	2,918,615
Total		R$ 14,051,245	R$ 10,920,944	R$ 9,095,148

[1]	Corresponds, mainly, to payments to be made - personnel expenses.
[2]	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.
[3]	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.